Schedule of Inventory (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 62,440	$ 68,723	$ 67,605
Finished goods	191,780	194,879	220,168
Total inventory	$ 254,220	$ 263,602	$ 287,773